Change in Presentation Currency (Details) $ in Thousands, $ in Thousands	Nov. 30, 2021 USD ($)	Aug. 31, 2021 USD ($)	Aug. 31, 2021 CAD ($)	Nov. 30, 2020 USD ($)	Nov. 30, 2020 CAD ($)	Aug. 31, 2020 USD ($)
IfrsStatementLineItems [Line Items]
Cash	$ 7,929	$ 13,447
Non-current assets	43,870	41,100
Total assets	53,968	56,518
Current liabilities	5,908	7,412
Share capital	158,227	158,129
Reserves	6,660	5,680
Non-controlling interests (Note 21)	(1,669)	(1,533)
Total shareholders' equity	$ 45,345	46,425		$ 24,292		$ 24,869
Previously stated [member]
IfrsStatementLineItems [Line Items]
Cash			$ 5,294		$ 2,673
Other current assets					2,263
Non-current assets					44,054
Total assets					48,990
Current liabilities					(13,933)
Long term debt					(3,535)
Total liabilities					(17,468)
Share capital					179,766
Reserves					4,482
Accumulated deficit and other comprehensive income					(151,680)
Non-controlling interests (Note 21)					(1,046)
Total shareholders' equity					$ 31,521
Presentation Currency Change [Member]
IfrsStatementLineItems [Line Items]
Cash		(1,241)		(613)
Other current assets				(519)
Non-current assets				(10,106)
Total assets				(11,238)
Current liabilities				3,197
Long term debt				811
Total liabilities				4,008
Share capital				(43,608)
Reserves				(1,006)
Accumulated deficit and other comprehensive income				37,112
Non-controlling interests (Note 21)				272
Total shareholders' equity				(7,230)
Restateds [Member]
IfrsStatementLineItems [Line Items]
Cash		$ 4,053		2,060
Other current assets				1,744
Non-current assets				33,948
Total assets				37,752
Current liabilities				(10,736)
Long term debt				(2,724)
Total liabilities				(13,460)
Share capital				136,158
Reserves				3,476
Accumulated deficit and other comprehensive income				(114,568)
Non-controlling interests (Note 21)				(774)
Total shareholders' equity				$ 24,292